6455 Irvine Center Drive Irvine, California 92618-4518

 March 21, 2014

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:	Capital Group Private Client Services Funds
File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, each a separate portfolio of the Fund.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the U.S. Securities and Exchange Commission on February 28, 2014 pursuant to Rule 497 (Accession No. 0000051931-14-000219), which is incorporated by reference into this filing.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary